Provisions for employees' benefits - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Level 1
Disclosure of defined benefit plans
Percentage of plan assets	53.76%	36.99%
Level 2
Disclosure of defined benefit plans
Percentage of plan assets	46.24%	63.01%